Business Segments - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information
Interest and dividend income	$ 716,939	$ 646,858	$ 504,815
Interest expense	67,701	59,100	44,704
Net interest income	649,238	587,758	460,111
Provision for loan losses	44,424	30,908	19,060
Mortgage income	83,853	80,662	51,797
Title revenue	22,213	22,837	20,492
Other non-interest income	127,755	116,894	101,339
Allocated expenses	0	0	0
Non-interest expense	566,665	570,305	473,614
Income before income tax expense	271,970	206,938	141,065
Income tax expense	85,193	64,094	35,683
Net income	186,777	142,844	105,382
Total loans and loans held for sale, net of unearned income	15,222,012	14,493,675	11,581,116
Total assets	21,659,190	19,504,068	15,757,904
Total deposits	17,408,283	16,178,748	12,520,525
Average assets	20,321,234	18,402,706	14,631,994
Operating Segments | IBERIABANK
Segment Reporting Information
Interest and dividend income	707,676	639,793	498,820
Interest expense	64,068	56,222	42,983
Net interest income	643,608	583,571	455,837
Provision for loan losses	44,336	30,908	18,966
Mortgage income	405	966	71
Title revenue	0	0	0
Other non-interest income	127,751	116,903	101,401
Allocated expenses	(13,972)	(16,253)	(11,602)
Non-interest expense	484,099	495,158	412,165
Income before income tax expense	257,301	191,627	137,780
Income tax expense	79,565	58,006	34,352
Net income	177,736	133,621	103,428
Total loans and loans held for sale, net of unearned income	15,004,360	14,305,663	11,415,973
Total assets	21,319,267	19,220,085	15,537,731
Total deposits	17,402,742	16,173,831	12,515,329
Average assets	19,959,261	18,146,216	14,430,768
Operating Segments | IMC
Segment Reporting Information
Interest and dividend income	9,261	7,062	5,992
Interest expense	3,633	2,878	1,721
Net interest income	5,628	4,184	4,271
Provision for loan losses	88	0	94
Mortgage income	83,448	79,696	51,726
Title revenue	0	0	0
Other non-interest income	4	(2)	(61)
Allocated expenses	10,686	12,036	8,203
Non-interest expense	65,133	57,784	44,761
Income before income tax expense	13,173	14,058	2,878
Income tax expense	5,023	5,581	1,148
Net income	8,150	8,477	1,730
Total loans and loans held for sale, net of unearned income	217,652	188,012	165,143
Total assets	315,057	256,888	194,156
Total deposits	5,541	4,917	5,196
Average assets	335,913	230,819	176,003
Operating Segments | LTC
Segment Reporting Information
Interest and dividend income	2	3	3
Interest expense	0	0	0
Net interest income	2	3	3
Provision for loan losses	0	0	0
Mortgage income	0	0	0
Title revenue	22,213	22,837	20,492
Other non-interest income	0	(7)	(1)
Allocated expenses	3,286	4,217	3,399
Non-interest expense	17,433	17,363	16,688
Income before income tax expense	1,496	1,253	407
Income tax expense	605	507	183
Net income	891	746	224
Total loans and loans held for sale, net of unearned income	0	0	0
Total assets	24,866	27,095	26,017
Total deposits	0	0	0
Average assets	$ 26,060	$ 25,671	$ 25,223